Finance Costs - Summary of Finance Costs (Detail) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2017 TWD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 TWD ($)	Dec. 31, 2015 TWD ($)
Material income and expense [abstract]
Interest expense, Corporate bonds	$ 2,563.6		$ 3,014.7	$ 3,103.7
Interest expense, Bank loans	766.6		291.2	74.6
Interest expense, Finance leases				11.7
Interest expense, Others	0.1		0.2	0.3
Finance costs	$ 3,330.3	$ 112.4	$ 3,306.1	$ 3,190.3